Employee Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	₩ 266,460	₩ 235,340	₩ 235,007
Interest	(19,637)	(28,726)	(6,397)
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	2,476,709	2,220,687
Current service costs	266,460	235,340
Interest	93,131	97,660
Remeasurements :	147,838	178,649
- Loss (gain) from change in financial assumptions	92,706	165,919
- Loss (gain) from change in demographic assumptions	2,700	(16,094)
- Loss (gain) from change in others	52,432	28,824
Benefits paid	(336,899)	(263,547)
Others	(50,901)	7,920
End of period	₩ 2,596,338	₩ 2,476,709	₩ 2,220,687